Non-controlling Interests	12 Months Ended
Mar. 31, 2018
Non Controlling Interests [Abstract]
Non-controlling Interests
14.	Non-controlling Interests

The following table presents the summarized financial information about the Company’s subsidiaries that have non-controlling interests. This information represents amounts before intercompany eliminations.

As at March 31, 2018	Canopy Rivers	Tweed JA	Vert Mirabel
Cash and cash equivalents	$46,299	$12	$508
Amounts receivable	519	-	650
Subscription receivable	-	1,769	-
Prepaid expenses and other assets	2	-	94
Investments in associates	13,225	-	-
Other financial assets	57,491	-	-
Property, plant and equipment	2,610	1,677	6,818
Preferred shares	5,455	-	-
Goodwill	-	1,939	5,625
Accounts payable and accrued liabilities	(4,705)	(451)	(3,940)
Other current liabilities	-	-	(88)
Other long-term liabilities	-	-	(5,455)
Deferred tax liability	(4,502)	-	-
Non-controlling interests	(80,844)	(1,686)	(2,155)
Equity attributable to Canopy Growth	$35,550	$3,260	$2,057

14.	Non-controlling Interests (CONTINUED)

The net change in the non-controlling interests is as follows:

	Canopy Rivers	Tweed JA	Vert Mirabel	Other non- material interests[1]	Total
As at March 31, 2016	$-	$-	$-	$-	$-
Net(loss)/income	-	-	-	(51)	(51)
Acquisitions	-	-	-	19	19
As at March 31, 2017	-	-	-	(32)	(32)
Net (loss)/income	17,490	(366)	(721)	(184)	16,219
Other comprehensive income	3,998	39	-	(4)	4,033
Share-based compensation	3,579	-	-	-	3,579
Acquisitions and ownership changes [2]	55,777	2,013	2,876	-	60,666
As at March 31, 2018	$80,844	$1,686	$2,155	$(220)	$84,465

[1] Includes the non-controlling interests in Groupe H.E.M.P. CA and Spectrum Chile S.A.

[2] Includes $2,839 arising on acquisition and $37 arising on the change in ownership interest in Canopy Rivers